ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Schedule showing list of all subsidiaries
Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Date of commencement	Percentage of ownership
ReneSola Zhejiang Ltd. formerly known as ZhejiangYuhui Solar Energy Source Co., Ltd. (“ReneSola Zhejiang”)	N/A	August 7, 2003	People's Republic of China (“PRC”)	July, 2005	100%
ReneSola America Inc. (“ReneSola America”)	N/A	November 12, 2006	United States of America	November, 2006	100%
ReneSola Singapore Pte Ltd. (“ReneSola Singapore”)	N/A	March 28, 2007	Singapore	May, 2007	100%
Sichuan ReneSola Silicon Material Co., Ltd. (“Sichuan ReneSola”)*	N/A	August 25, 2007	PRC	July, 2009	100%
ReneSola Jiangsu Ltd. (“ReneSola Jiangsu”)	May 31, 2009	November 8, 2005	PRC	May 31, 2009	100%
Zhejiang ReneSola System Integration Ltd. Formerly known as Zhejiang ReneSola Photovoltaic Materials Co., Ltd. (“Zhejiang ReneSola PV Materials”)	N/A	April 30, 2010	PRC	January, 2011	100%
Sichuan Ruiyu New Materials Technology Co., Ltd. (“Sichuan Ruiyu”)	N/A	August 24, 2010	PRC	July, 2011	100%
Sichuan Ruixin Photovoltaic Materials Co., Ltd. (“Sichuan Ruixin”)	N/A	November 23, 2010	PRC	N/A*	100%
Sichuan SiLiDe Composite Materials Co., Ltd. (“Sichuan SiLiDe”)	N/A	July 11, 2011	PRC	N/A*	100%
ReneSola Deutschland GmbH (“ReneSola Germany”)	N/A	September 26, 2011	Germany	August, 2012	100%
ReneSola New Energy S.A.R.L (“ReneSola New Energy”)	N/A	March 28, 2012	Luxemburg	N/A*	100%
NOVE ECO ENERGY EOOD (“NOVE”)	April 9, 2012	November 4, 2009	Bulgaria	August, 2012	100%
MG SOLAR SYSTEMS EOOD (“MG”)	April 9, 2012	October 27, 2009	Bulgaria	August, 2012	100%
ReneSola Australia PTY LTD (“ReneSola Australia”)	N/A	July 30, 2012	Australia	November, 2012	100%
ReneSola Japan Ltd. (“ReneSola Japan”)	N/A	July 9, 2012	Japan	November, 2012	100%
LUCAS EST S.R.L (“LUCAS”).	September 13, 2012	December 17, 2008	Romania	January, 2014	100%
ECOSFER ENERGY S.R. L (“ECOSFER”).	September 26, 2012	November 17, 2011	Romania	January, 2014	100%
ReneSola India Private Limited (“ReneSola India”)	N/A	November 22, 2012	India	December, 2012	100%
Lucas Est Korea Co., Ltd (“Lucas Korea”)	N/A	March 12, 2013	Korea	N/A*	100%
Ecosfer Energy Korea Co., Ltd (“Ecosfer Korea”)	N/A	March 12, 2013	Korea	N/A*	100%
ReneSola UK Limited (“ReneSola UK”)	N/A	April 11, 2013	UK	July, 2013	100%
ReneSola Shanghai Ltd (“ReneSola Shanghai”)	N/A	May 30, 2013	PRC	October, 2013	100%
ReneSola South Africa Proprietary Limited (“ReneSola South Africa”)	N/A	July 6, 2013	South Africa	February, 2014	100%
ReneSola Panama Inc. (“ReneSola Panama”)	N/A	December 28, 2013	Panama	March, 2014	100%
ReneSola France SAS (“ReneSola France”)	N/A	February 7, 2014	France	July, 2014	100%
ReneSola Italy S.R.L. (“ReneSola Italy”)	N/A	March 28, 2014	Italy	June, 2014	100%
ReneSola Thailand Inc. (“ReneSola Thailand”)	N/A	February 24, 2014	Thailand	February, 2015	100%
RENESOLA MEXICO,S,de R.L de C.V. (“ReneSola Mexico”)	N/A	April 10, 2014	Mexico	July, 2014	100%
RENESOLA TURKEY GüNES ENERJISI TEKNOLOJI HIZMETLERI VE TICARET L (“ReneSola Turkey”)	N/A	April 22, 2014	Turkey	August, 2014	100%
PT. ReneSola Clean Energy (“ReneSola Indonesia”)	N/A	May 14, 2014	Indonesia	February, 2015	100%
RENESOLA DO BRASIL COMERCIO E REPRENTACAO LTDA (“ReneSola Brazil”)	N/A	May 12, 2014	Brazil	December, 2015	100%
RENESOLA ENGINEERING INTERNATIONAL GMBH (“ReneSola Austria”)	N/A	July 22, 2014	Austria	December, 2014	100%
RENESOLA Canada Limited (“ReneSola Canada")	N/A	June 23, 2014	Canada	December, 2014	100%
ReneSola Investment Management Ltd ("ReneSola Investment")	N/A	December 2, 2014	British Virgin Island	July, 2015	100%
Renesola Energy, INC.	N/A	December 22, 2014	United States	September, 2015	100%
Renesola Power, Inc. ("Renesola Power")	N/A	July 23, 2015	United States	N/A*	100%
Renesola UK Rooftop Limited (“ReneSola UK Rooftop")	N/A	August 6, 2015	UK	N/A*	100%
Baynergy, LLC ("Baynergy")	N/A	July 8, 2015	United States	N/A*	100%

*:	These companies had not commenced operations as of December 31, 2015.